CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended					12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2012	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]		Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net operating revenues		$ 8,875,000,000	$ 0		$ 0	$ 16,891,000,000	$ 8,793,000,000	$ 18,602,000,000	$ 35,345,000,000	$ 33,679,000,000
Net operating expenses
Cost of services and products (exclusive of depreciation and amortization included below)		4,660,000,000	0		0	9,777,000,000	4,933,000,000	10,545,000,000	20,841,000,000	19,015,000,000
Selling, general and administrative		2,371,000,000	14,000,000		33,000,000	4,841,000,000	2,336,000,000	5,067,000,000	9,765,000,000	9,592,000,000
Severance, exit costs and asset impairments		127,000,000	0		0	309,000,000	25,000,000	652,000,000	298,000,000	106,000,000
Depreciation		868,000,000	0		0	2,026,000,000	1,422,000,000	3,098,000,000	6,240,000,000	4,455,000,000
Amortization		429,000,000	0		0	908,000,000	70,000,000	147,000,000	303,000,000	403,000,000
Other, net		0	0		0	0	(22,000,000)	(22,000,000)	(282,000,000)	0
Total costs and expenses		8,455,000,000	14,000,000		33,000,000	17,861,000,000	8,764,000,000	19,487,000,000	37,165,000,000	33,571,000,000
Operating income (Loss)		420,000,000	(14,000,000)		(33,000,000)	(970,000,000)	29,000,000	(885,000,000)	(1,820,000,000)	108,000,000
Other (expense) income
Interest Expense		(516,000,000)	0		0	(918,000,000)	(432,000,000)	(1,135,000,000)	(1,428,000,000)	(1,011,000,000)
Equity in losses of unconsolidated investments, net		0	0		0	0	(202,000,000)	(482,000,000)	(1,114,000,000)	(1,730,000,000)
Gain on previously-held equity interests		0	0		0	0	0	2,926,000,000	0	0
Other income (expense), net		1,000,000	6,000,000		10,000,000	73,000,000	0	19,000,000	190,000,000	(3,000,000)
Nonoperating Income (Expense)		(515,000,000)	6,000,000		10,000,000	(845,000,000)	(634,000,000)	1,328,000,000	(2,352,000,000)	(2,744,000,000)
Loss (income) before income taxes		(95,000,000)	(8,000,000)		(23,000,000)	(1,815,000,000)	(605,000,000)	443,000,000	(4,172,000,000)	(2,636,000,000)
Income tax expense		(56,000,000)	(1,000,000)		(4,000,000)	(45,000,000)	(38,000,000)	(1,601,000,000)	(154,000,000)	(254,000,000)
Net loss		(151,000,000)	(9,000,000)		(27,000,000)	(1,860,000,000)	(643,000,000)	(1,158,000,000)	(4,326,000,000)	(2,890,000,000)
Other comprehensive (loss) income, net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	0	1,000,000	0			3,000,000	(2,000,000)	(8,000,000)	(4,000,000)	2,000,000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		1,000,000	0		0	6,000,000	1,000,000	(4,000,000)	5,000,000	6,000,000
Other Comprehensive Income Loss, Reclassification Adjustment For Sale Of Securities Included In Net Income, Amount Net Of Tax		0	0		0	0	0	0	(3,000,000)	(4,000,000)
Net unrealized holding gains (losses) on securities and other		1,000,000	0		0	6,000,000	1,000,000	(4,000,000)	2,000,000	2,000,000
Net actuarial (loss) gain	0	(147,000,000)	0			93,000,000	0	0	(404,000,000)	(349,000,000)
Less: Amortization of actuarial loss included in net loss		0	0		0	0	15,000,000	35,000,000	65,000,000	55,000,000
Net unrecognized net periodic pension and other postretirement benefits		(147,000,000)	0		0	93,000,000	15,000,000	35,000,000	(339,000,000)	(294,000,000)
Other comprehensive income (loss)		(145,000,000)	0		0	102,000,000	14,000,000	23,000,000	(341,000,000)	(290,000,000)
Comprehensive (loss) income		$ (296,000,000)	$ (9,000,000)		$ (27,000,000)	$ (1,758,000,000)	$ (629,000,000)	$ (1,135,000,000)	$ (4,667,000,000)	$ (3,180,000,000)
Basic and diluted net loss per common share		$ (0.04)	$ 0.00	[1]		$ (0.54)	$ (0.21)	$ (0.38)	$ (1.44)	$ (0.96)
Weighted Average Number of Shares Outstanding, Basic and Diluted		3,949				3,475	3,013	3,027	3,002	2,995

[1]	The sum of the quarterly earnings per share amounts may not equal the annual amounts because of the changes in the weighted average number of shares outstanding during the year.